Schedule of other income (loss), net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Other Income and Expenses [Abstract]
Interest income	$ 361,398	$ 1,162
Government grant	1,168
Exchange (loss) gain	(29,805)	112,322
Others	487	130,853
Total other income	$ 333,248	$ 244,337